Line of Credit Arrangement	6 Months Ended
Jun. 30, 2023
Line of Credit Arrangement [Abstract]
LINE OF CREDIT ARRANGEMENT

NOTE 4:- LINE OF CREDIT ARRANGEMENT

Further to the discussion in Note 7 in the 2022 Consolidated Financial Statements regarding the secured line of credit agreement signed on April 5, 2022, with Kreos Capital VI (Expert Fund) LP (“Kreos”) (the “Credit Line” or “debt”), the Company entered into an amendment to the Credit Line on March 29, 2023 (the “Amendment”).

Pursuant to the Amendment, 70% of the remaining principal and interest repayments will be delayed and repaid on a monthly equal basis from August 2024 to May 2026. The amended secured credit line now bears an interest at the rate of 10%. In addition, the Company will pay to Kreos a restructuring fee consisting of 1% on the closing date of the Amendment and an incremental 3% at the maturity of the Amendment. In return for this additional deferral of repayment, Kreos has the right to receive a potential claw-back payment on account of the then outstanding principal amount (the “Claw-Back”). This Claw-Back mechanism will be triggered by additional incoming funds from future collaboration and partnership agreements or additional funding. If triggered, the minimum Claw-Back to be paid will be $1,500, but will not exceed $3,000.

The Company evaluated the amendment under ASC 470-50, “Debt - modification and extinguishment”, and concluded that the terms of the new debt and the original debt are not substantially different, therefore the debt restructuring is accounted as debt modification where no gain or loss was recognized.

During the six-month period ended on June 30, 2023, the Company recognized $813 of interest expenses related to the Credit Line, which were included as part of financial expenses in the Company’s statements of operations.

In addition, the Company’s debt includes Claw-Back feature that meets the definition of embedded derivative under ASC 815. Consequently, the embedded derivative was bifurcated and accounted for separately at fair value. The fair value of the derivative amounted to $127 as of March 29, 2023, and June 30, 2023. Changes in the fair value of the derivative liabilities are determined at each period end. The liability due to the derivative was classified under other long-term liabilities in the consolidated balance sheet as of June 30, 2023.

Further to the above, the outstanding warrants issued to Kreos were repriced and as a result bear an exercise price of $0.42 per share. As a result of the modification, the Company recorded an incremental value in the amount of $31, that was calculated based on the Black-Scholes option pricing model, which increased the additional paid-in capital against an offset of the long-term debt due to the Credit Line.

The Company incurred debt restructuring costs, which were fully paid in cash, and are presented as a direct deduction against the carrying amount of the debt and amortized to interest expense using the effective interest method.